Restructuring Charges - Restructuring and Related Costs (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2019	Jun. 30, 2019	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 1,100	$ 1,099
Employee separation costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 500		1,008
Asset disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 100		$ 91